UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

LARGE CAP GROWTH FUND

FORM N-Q

February 29, 2008

LEGG MASON PARTNERS LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	February 29, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 17.4%
Household Durables - 0.5%
400,000	Harman International Industries Inc.	$16,480,000

Internet & Catalog Retail - 8.4%
3,700,000	Amazon.com Inc. *	238,539,000
2,150,000	IAC/InterActiveCorp *	42,785,000

	Total Internet & Catalog Retail	281,324,000

Media - 4.6%
4,700,000	Time Warner Inc.	73,367,000
2,500,000	Walt Disney Co.	81,025,000

	Total Media	154,392,000

Multiline Retail - 1.7%
600,000	Sears Holdings Corp. *	57,372,000

Specialty Retail - 2.2%
2,700,000	Home Depot Inc.	71,685,000

	TOTAL CONSUMER DISCRETIONARY	581,253,000

CONSUMER STAPLES - 11.9%
Beverages - 5.3%
1,700,000	Coca-Cola Co.	99,382,000
1,100,000	PepsiCo Inc.	76,516,000

	Total Beverages	175,898,000

Food Products - 3.6%
2,000,000	Wm. Wrigley Jr. Co.	119,720,000

Household Products - 3.0%
1,500,000	Procter & Gamble Co.	99,270,000

	TOTAL CONSUMER STAPLES	394,888,000

FINANCIALS - 18.2%
Capital Markets - 5.8%
1,500,000	Lehman Brothers Holdings Inc.	76,485,000
2,390,000	Merrill Lynch & Co. Inc.	118,448,400

	Total Capital Markets	194,933,400

Diversified Financial Services - 3.6%
2,850,000	Nasdaq Stock Market Inc. *	118,303,500

Insurance - 8.8%
2,100,000	American International Group Inc.	98,406,000
1,400	Berkshire Hathaway Inc., Class A Shares *	196,000,000

	Total Insurance	294,406,000

	TOTAL FINANCIALS	607,642,900

HEALTH CARE - 21.1%
Biotechnology - 16.0%
3,360,000	Amgen Inc. *	152,947,200
2,000,000	Biogen Idec Inc. *	116,720,000
3,000,000	Genentech Inc. *	227,250,000
2,000,000	Vertex Pharmaceuticals Inc. *	35,000,000

	Total Biotechnology	531,917,200

Health Care Equipment & Supplies - 2.4%
1,650,000	Medtronic Inc.	81,444,000

Pharmaceuticals - 2.7%
1,450,100	Johnson & Johnson	89,848,196

	TOTAL HEALTH CARE	703,209,396

See Notes to Schedule of Investments.

LEGG MASON PARTNERS LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (continued)	February 29, 2008

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 5.9%
4,000,000	Cisco Systems Inc. *	$97,480,000
2,300,000	QUALCOMM Inc.	97,451,000

	Total Communications Equipment	194,931,000

Internet Software & Services - 9.9%
4,000,000	Akamai Technologies Inc. *	140,640,000
4,000,000	eBay Inc. *	105,440,000
3,000,000	Yahoo! Inc. *	83,340,000

	Total Internet Software & Services	329,420,000

Semiconductors & Semiconductor Equipment - 7.4%
4,950,000	Intel Corp.	98,752,500
4,900,000	Texas Instruments Inc.	146,804,000

	Total Semiconductors & Semiconductor Equipment	245,556,500

Software - 8.1%
2,300,000	Electronic Arts Inc. *	108,767,000
2,300,000	Microsoft Corp.	62,606,000
5,600,000	Red Hat Inc. *	99,848,000

	Total Software	271,221,000

	TOTAL INFORMATION TECHNOLOGY	1,041,128,500

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $2,609,927,687)	3,328,121,796

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.1%
Repurchase Agreement - 0.1%
$5,021,000	Interest in $705,770,000 joint tri-party repurchase agreement dated 2/29/08 with Greenwich Capital Markets Inc., 3.060% due 3/3/08; Proceeds at maturity- $5,022,280; (Fully collateralized by various U.S. government agency obligations, 3.000% to 7.250% due 8/6/08 to 3/14/36; Market value - $5,121,428) (Cost - $5,021,000)	5,021,000

	TOTAL INVESTMENTS - 100.0% (Cost - $2,614,948,687#)	3,333,142,796
	Liabilities in Excess of Other Assets - 0.0%	(1,292,118)

	TOTAL NET ASSETS - 100.0%	$3,331,850,678

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	2/29/2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$3,333,142,796	$3,328,121,796	$5,021,000	—

3. Investment

At February 29, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$866,013,168
Gross unrealized depreciation	(147,819,059)

Net unrealized appreciation	$718,194,109

4. Recent accounting pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 28, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: April 28, 2008